CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Net earnings (loss)	(36.7)	(127.3)	650.3	(976.6)
Employee future benefits liability adjustment
Gross amount (note 17)	6.6	24.2	(32.0)	(47.0)
Tax (expense) recovery	0	0	0	0.3
Net amount	6.6	24.2	(32.0)	(46.7)
Reclassification of amortization of employee future benefits
Gross amount	0	0	3.9	5.0
Tax (expense) recovery	0	0	(0.9)	(1.6)
Net amount	0	0	3.0	3.4
Reclassification of net (gain) loss on cash flow revenue hedges
Gross amount	0	0	0	(1.4)
Tax (expense) recovery	0	0	0	0.4
Net amount	0	0	0	(1.0)
Other comprehensive income (loss) from continuing operations, net of taxes	6.6	24.2	(29.0)	(44.3)
Employee future benefits liability adjustment
Gross amount	0	0	0.3	0.1
Tax (expense) recovery	0	0	0	(0.1)
Net amount	0	0	0.3	0
Reclassification of amortization of employee future benefits
Gross amount	0	0	0	0.2
Tax (expense) recovery	0	0	0	(0.1)
Net amount	0	0	0	0.1
Foreign currency translation adjustments, net of related hedging activities
Gross amount	0	0	4.0	0.4
Tax (expense) recovery	0	0	0	0.5
Net amount	0	0	4.0	0.9
Other comprehensive income (loss) from discontinued operations, net of taxes	0	0	4.3	1.0
Total comprehensive income (loss)	(30.1)	(103.1)	625.6	(1,019.9)
Comprehensive (income) loss attributable to non-controlling interest:
Net (earnings) loss	1.5	(0.3)	(31.9)	2.6
Comprehensive (income) loss attributable to non-controlling interest	1.5	(0.3)	(31.9)	2.6
Comprehensive income (loss) attributable to the company	(28.6)	(103.4)	593.7	(1,017.3)